Earnings per share - Summary of earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [line items]
Profit/(Loss) attributable to the owners of the parent	€ 14,599	€ (511)	€ 38,431	€ 7,721
Basic earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	14,599	(511)	38,431	7,721
Ordinary shares
Earnings per share [line items]
Profit/(Loss) attributable to the owners of the parent	€ 12,166	€ (424)	€ 32,040	€ 6,408
Basic earnings per share [abstract]
Weighted average number of basic ordinary shares outstanding (in shares)	199,730	190,131	199,653	189,994
Basic earnings / (loss) per share (in euro per share)	€ 0.06	€ 0.00	€ 0.16	€ 0.03
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	€ 12,192	€ (424)	€ 32,107	€ 6,419
Diluted earnings per share [abstract]
Weighted average number of diluted ordinary shares outstanding (in shares)	202,272	190,131	202,194	191,941
Diluted earnings / (loss) per share (in euro per share)	€ 0.06	€ 0.00	€ 0.16	€ 0.03
Preference shares
Earnings per share [line items]
Profit/(Loss) attributable to the owners of the parent	€ 2,433	€ (87)	€ 6,391	€ 1,313
Basic earnings per share [abstract]
Weighted average number of basic ordinary shares outstanding (in shares)	39,935	39,008	39,822	38,935
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	€ 2,407	€ (87)	€ 6,324	€ 1,302
Diluted earnings per share [abstract]
Weighted average number of diluted ordinary shares outstanding (in shares)	39,935	39,008	39,822	38,935